Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000088650 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000088650 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000088650 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088650 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088650 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088650 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088650 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088650 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000088650 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000088650 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088650 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000088651 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000088651 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000088651 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088651 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088651 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088651 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088651 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088651 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000088651 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000088651 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088651 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000200462 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000200462 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000200462 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200462 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200462 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000200462 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200462 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200462 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000200462 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000200462 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200462 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200462 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000088655 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000088655 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000088655 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088655 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088655 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088655 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088655 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088655 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088655 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000088655 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088655 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088655 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000088654 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000088654 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000088654 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000088654 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088654 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088654 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088654 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088654 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000088654 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	51.40%
C000088654 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088654 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000026652 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026652 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026652 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026652 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026652 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026652 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026652 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026652 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026652 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026652 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000026652 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026651 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026651 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026651 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026651 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026651 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026651 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026651 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026651 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026651 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026651 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000026651 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026654 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026654 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026654 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026654 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026654 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026654 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026654 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026654 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026654 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026654 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000026654 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200453 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200453 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200453 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000200453 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000200453 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200453 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200453 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000200453 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200453 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200453 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000200453 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026650 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026650 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026650 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000026650 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000026650 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000026650 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026650 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026650 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026650 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026650 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000026650 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064156 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000064156 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064156 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000064156 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000064156 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064156 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064156 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000064156 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064156 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000064156 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088664 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088664 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088664 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088664 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000088664 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088664 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088664 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000088664 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088664 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088664 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(33.30%)
C000088664 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075263 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	146.90%
C000075263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000072053 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	146.90%
C000072053 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000075264 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	146.90%
C000075264 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000169180 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	146.90%
C000169180 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000072055 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	146.90%
C000072055 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000072056 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	146.90%
C000072056 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(46.90%)
C000103229 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000103229 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000103229 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103229 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000103229 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103229 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000103229 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103229 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103229 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103229 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103229 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.20%)
C000103229 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000103229 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103229 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237486 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000237486 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000237486 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237486 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000237486 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000237486 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000237486 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237486 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237486 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237486 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000237486 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.20%)
C000237486 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000237486 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237486 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103232 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000103232 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000103232 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103232 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000103232 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103232 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000103232 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103232 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103232 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103232 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.20%)
C000103232 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000103232 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103233 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000103233 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000103233 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103233 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000103233 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000103233 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000103233 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103233 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103233 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000103233 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000103233 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(49.20%)
C000103233 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000103233 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103233 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026605 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026605 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026605 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000026605 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	106.50%
C000026605 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026605 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026605 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026605 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000026605 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000026605 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.30%)
C000096286 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000096286 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096286 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000096286 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	106.50%
C000096286 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000096286 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000096286 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096286 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000096286 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000096286 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(42.30%)
C000026584 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000026584 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026584 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000026584 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000026584 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000026584 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026584 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000026584 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026584 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000026584 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000066770 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000066770 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000066770 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000066770 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000066770 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066770 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000066770 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000066770 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066770 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000066770 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026577 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026577 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026577 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026577 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026577 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026577 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026577 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026577 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026577 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000026577 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000026576 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026576 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026576 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026576 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026576 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026576 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026576 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026576 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026576 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000026576 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000026579 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026579 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026579 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026579 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026579 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026579 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026579 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026579 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026579 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026579 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000222833 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000222833 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000222833 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000222833 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000222833 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222833 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222833 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000222833 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222833 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000222833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000200445 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200445 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200445 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000200445 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200445 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200445 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200445 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000200445 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000200445 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000200445 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000026575 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026575 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026575 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026575 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026575 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026575 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026575 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026575 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000026575 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000064143 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064143 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000064143 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000064143 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000064143 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064143 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064143 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000064143 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000064143 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000064143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000026581 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026581 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000026581 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000026581 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000026581 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026581 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026581 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000026581 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026581 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000026581 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(31.10%)
C000026583 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026583 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026583 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000026583 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000026583 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026583 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026583 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000026583 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000026583 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(19.90%)
C000026582 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026582 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000026582 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000026582 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000026582 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026582 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026582 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000026582 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000026582 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(19.90%)
C000026608 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026608 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026608 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026608 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026608 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026608 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026608 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026608 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026608 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026608 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000026608 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026607 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026607 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026607 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026607 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026607 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026607 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026607 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026607 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026607 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026607 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000026607 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026610 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026610 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026610 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026610 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026610 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026610 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026610 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026610 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026610 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026610 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000026610 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200446 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200446 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200446 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000200446 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000200446 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200446 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200446 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200446 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200446 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200446 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000200446 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026606 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026606 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026606 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026606 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026606 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026606 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026606 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026606 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026606 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026606 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000026606 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064148 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064148 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064148 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000064148 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000064148 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000064148 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064148 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064148 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064148 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064148 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000064148 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026612 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026612 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026612 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000026612 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026612 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026612 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026612 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026612 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026612 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026612 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000026612 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026614 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026614 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026614 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026614 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	108.70%
C000026614 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026614 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026614 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026614 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026614 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000026614 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000026614 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026614 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000026614 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026616 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026616 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026616 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026616 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	108.70%
C000026616 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026616 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026616 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026616 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026616 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000026616 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000026616 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026616 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000026616 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200447 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000200447 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200447 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000200447 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	108.70%
C000200447 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000200447 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200447 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200447 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200447 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000200447 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000200447 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200447 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000200447 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026613 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000026613 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026613 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000026613 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	108.70%
C000026613 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026613 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026613 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026613 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026613 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000026613 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000026613 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026613 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000026613 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064149 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000064149 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064149 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000064149 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	108.70%
C000064149 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064149 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064149 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064149 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064149 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000064149 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(90.00%)
C000064149 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064149 | AssetReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000064149 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000114212 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000114212 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000114212 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000114212 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114212 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114212 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114212 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114212 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114212 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000114212 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114210 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000114210 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000114210 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000114210 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114210 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114210 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114210 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114210 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114210 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000114210 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200464 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000200464 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000200464 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200464 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200464 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200464 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200464 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200464 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200464 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000200464 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114208 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000114208 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000114208 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000114208 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114208 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114208 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114208 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114208 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114208 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000114208 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166287 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000166287 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000166287 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000166287 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166287 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166287 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166287 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166287 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166287 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000166287 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000114209 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000114209 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000114209 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000114209 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114209 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000114209 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114209 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114209 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114209 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000114209 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000026625 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000026625 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026625 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026625 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026625 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026625 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026625 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026625 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026625 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000026625 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000026625 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026624 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000026624 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026624 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026624 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026624 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026624 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026624 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026624 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026624 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000026624 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000026624 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026627 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000026627 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026627 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026627 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026627 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026627 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026627 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026627 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026627 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000026627 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000026627 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200448 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000200448 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000200448 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000200448 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000200448 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200448 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000200448 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000200448 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200448 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000200448 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000200448 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000026623 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026623 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026623 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026623 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026623 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026623 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026623 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026623 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000026623 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000026623 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064151 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000064151 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000064151 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000064151 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064151 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064151 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000064151 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000064151 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064151 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000064151 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000064151 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026629 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000026629 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000026629 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026629 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026629 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026629 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026629 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000026629 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026629 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000026629 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.80%)
C000026629 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132360 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132360 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000132360 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000132360 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000132360 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132360 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000132360 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132360 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000132360 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
C000132361 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132361 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000132361 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000132361 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000132361 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132361 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000132361 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132361 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000132361 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
C000200466 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200466 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000200466 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200466 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000200466 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200466 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000200466 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000200466 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000200466 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
C000132356 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132356 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000132356 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000132356 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000132356 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132356 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000132356 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132356 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000132356 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
C000132357 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000132357 | AssetCommodities
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000132357 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000132357 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000132357 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000132357 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000132357 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000132357 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000132357 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.